Debt - Components of Long-term Debt - Footnote J (Parenthetical) (Detail) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2014 CAD	Dec. 31, 2014 USD ($)	Dec. 31, 2013 CAD
Debt Instrument [Line Items]
Long-term debt | CAD	CAD 5,625		CAD 4,650
Weighted-average interest rate on borrowings	0.44%	0.44%
Debt Instrument maturity date	Less than 90 days
Commercial Paper [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Commercial Paper		$ 1,000
Line of credit facility		1,000
Credit facility maturity date	Sep. 26, 2016
Long-term debt	CAD 783	$ 675